Investment Portfolioas of November 30, 2025 (Unaudited)
DWS New York Tax-Free Income Fund
	Principal Amount ($)	Value ($)

Municipal Investments 95.0%
New York 92.5%
Albany, NY, Capital Resource Corp. Revenue, Albany Medical Center Hospital Obligated Group, Series A, 5.5%, 5/1/2055	1,500,000	1,617,222
Albany, NY, Capital Resource Corp., National Charter School Revenue, Equitable School Revolving Fund LLC, Series D, 4.0%, 11/1/2046	2,500,000	2,271,908
Broome County, NY, Local Development Corp. Revenue, United Health Services Hospitals, Inc., Project, 4.0%, 4/1/2050, INS: AG	1,250,000	1,118,821
Broome County, NY, Local Development Corp., Revenue, Good Shepherd Village at Endwell Obligated Group, 4.0%, 7/1/2041	1,000,000	925,204
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project, Series A, 4.0%, 11/1/2040	1,980,000	1,700,882
City of Long Beach, NY, General Obligation, Series B, 5.25%, 7/15/2042, INS: BAM	650,000	687,799
Clinton County, NY, State Capital Resource Corp. Revenue, Clinton-Essex-Warren- Washington Board of Cooperative Educational Services, 144A, 5.0%, 7/1/2046	800,000	830,941
Dutchess County, NY, Local Development Corp. Revenue, Culinary Institute Of America Project:
4.0%, 7/1/2036	200,000	203,063
4.0%, 7/1/2037	200,000	201,814
4.0%, 7/1/2038	200,000	200,447
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/1/2035, GTY: Goldman Sachs Group, Inc.	5,000,000	5,868,281
Long Island, NY, Electric System Revenue, Power Authority:
Series E, 5.0%, 9/1/2053	1,000,000	1,039,871
Series A, 5.25%, 9/1/2054	500,000	532,175
Monroe County, NY, Industrial Development Corp. Revenue, Rochester Regional Health Projects, Series A, 4.0%, 12/1/2046	1,000,000	876,935
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	1,500,000	1,329,496
Monroe County, NY, Industrial Development Corp. Revenue, True North Rochester Preparatory Charter School Project, Series A, 144A, 5.0%, 6/1/2050	1,000,000	963,199
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester, Series A, 4.0%, 7/1/2050	1,000,000	914,120
New York, Brookhaven Local Development Corp., Revenue, Jefferson's Ferry Project, 5.25%, 11/1/2036	1,200,000	1,215,057
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2042	1,490,000	1,508,569
New York, Build New York City Resource Corp. Revenue, Academic Leadership Charter School Project, 4.0%, 6/15/2036	720,000	704,905
New York, Build New York City Resource Corp. Revenue, Classical Charter School Project, Series A, 4.75%, 6/15/2053	850,000	772,512
New York, Build New York City Resource Corp. Revenue, KIPP NYC Public School Facilities, 5.25%, 7/1/2052	1,000,000	1,010,523
New York, Build New York City Resource Corp. Revenue, New Dawn Charter School Project, 144A, 5.75%, 2/1/2049	1,000,000	943,224
New York, Build New York City Resource Corp. Revenue, The Children's Aid Society Project, 4.0%, 7/1/2049	1,000,000	920,844
New York, Build New York City Resource Corp. Revenue, TrlPs Obligated Group, AMT, 5.5%, 7/1/2055	1,000,000	1,040,035
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project, 144A, AMT, 5.0%, 1/1/2035	720,000	720,631

New York, Genesee County Funding Corp., Rochester Regional Health Obligation, Series A, 5.25%, 12/1/2052	1,500,000	1,521,103
New York, Hudson Yards Infrastructure Corp., Series A, 5.0%, 2/15/2039	2,000,000	2,042,031
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, “3”, 2.8%, 9/15/2069	2,750,000	2,573,263
New York, Metropolitan Transportation Authority Revenue:
Series D1, 5.0%, 11/15/2043	1,000,000	1,032,074
Series A2, 5.0% (a), 11/15/2045	2,665,000	2,885,276
New York, State Dormitory Authority Revenue, Institute of Technology, 5.25%, 7/1/2054	750,000	771,403
New York, State Dormitory Authority Revenue, Memorial Sloan-Kettering Cancer Center, Series 1, 5.25%, 7/1/2054, GTY: S.K.I. Realty, Inc.	1,000,000	1,077,264
New York, State Dormitory Authority Revenue, Montefiore Obligated Group, Series A, 4.0%, 9/1/2050	1,000,000	851,372
New York, State Dormitory Authority Revenue, Non State Supported Debt, St. Joseph's College:
Series A, 4.0%, 7/1/2031	500,000	482,788
Series A, 4.0%, 7/1/2032	500,000	477,932
Series A, 4.0%, 7/1/2033	500,000	472,265
Series A, 4.0%, 7/1/2035	500,000	460,177
Series A, 5.0%, 7/1/2030	500,000	507,846
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Iona College, Series A, 5.0%, 7/1/2051	500,000	502,657
New York, State Dormitory Authority Revenue, Non-Supported Debt, Columbia University, Series A, 5.0%, 10/1/2047	2,400,000	2,722,763
New York, State Dormitory Authority Revenue, State University, Series A, 5.0%, 7/1/2053	835,000	874,383
New York, State Dormitory Authority Revenue, Wagner College, 5.0%, 7/1/2047	2,000,000	1,727,074
New York, State Dormitory Authority Revenue, White Plains Hospital Obligated Group, 5.5%, 10/1/2054, INS: AG	1,250,000	1,344,057
New York, State Dormitory Authority Revenue, Yeshiva University, Series A, 5.0%, 7/15/2037	1,500,000	1,568,491
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 5/1/2054	1,500,000	1,564,877
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Northwell Health Obligated Group, Series A, 5.0%, 5/1/2043	1,000,000	1,047,276
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Northwell Health System, Series A, 5.0%, 5/1/2052	1,000,000	1,008,503
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031, INS: AG	20,000	20,034
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School, Series A, 4.0%, 7/1/2052	1,500,000	1,273,755
New York, State Dormitory Authority, New York University:
Series A, 5.25%, 7/1/2055	1,000,000	1,063,494
Series A, 5.75%, 7/1/2027, INS: NATL	980,000	1,012,317
New York, State Dormitory Authority, Non-State Supported Debt, Series A, 5.25%, 10/1/2050, INS: AG	1,100,000	1,156,014
New York, State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.25%, 3/15/2052	1,500,000	1,587,418
New York, State Dormitory Authority, Sales Tax Revenue, Series B, 5.0%, 3/15/2049	1,000,000	1,049,509
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 4.0%, 3/15/2049	1,500,000	1,382,884
New York, State Environmental Facilities Corp. Revenue, Clean Water & Drinking Water:
Series A, 5.0%, 9/15/2054	1,000,000	1,065,257
Series A, 5.25%, 6/15/2053	1,000,000	1,084,039
New York, State Environmental Facilities Corp., Casella Waste Systems Inc., Series R-2, 144A, AMT, 5.125% (a), 9/1/2050, GTY: Casella Waste Systems, Inc.	250,000	260,851
New York, State Housing Finance Agency Revenue, Series C-2, 3.8% (a), 11/1/2062	1,000,000	1,000,286
New York, State Housing Finance Agency Revenue, 15 Hudson Yards Housing, Series A, 1.65%, 5/15/2039	1,549,540	1,297,251

New York, State Housing Finance Agency Revenue, West 38th Street LLC, Series A, 3.57% (a), 5/1/2042	1,000,000	1,015,312
New York, State Housing Finance Agency Revenue, West 62nd Street LLC, Series A-2, 3.6% (a), 11/1/2044, GTY: Federal Home Loan Mortgage	560,000	568,437
New York, State Liberty Development Corp. Revenue, A World Trade Center Project:
Series A, 1.9%, 11/15/2031	200,000	179,850
“1", Series A, 3.0%, 9/15/2043	2,000,000	1,656,890
“3", Series A, 3.5%, 9/15/2052	1,000,000	812,489
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 221, AMT, 3.5%, 10/1/2032	370,000	368,301
New York, State Power Authority Revenue, Series A, 4.0%, 11/15/2055	865,000	790,032
New York, State Power Authority Revenue, Green Transmission Project:
Series A, 4.0%, 11/15/2042, INS: AG	335,000	333,814
Series A, 5.25%, 11/15/2040, INS: AG	450,000	516,968
Series A, 5.25%, 11/15/2041, INS: AG	400,000	454,726
Series A, 5.25%, 11/15/2043, INS: AG	500,000	555,540
New York, State Thruway Authority, Series P, 5.25%, 1/1/2054	2,000,000	2,128,532
New York, State Transportation Development Corp. Exempt Facility Revenue, State Thruway Services Area Project, AMT, 4.0%, 10/31/2041	500,000	477,471
New York, State Transportation Development Corp. Revenue, JFK Millennium Partners LLC, Series A, AMT, 5.25%, 12/31/2054, INS: AG	1,500,000	1,526,036
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminal:
AMT, 4.0%, 10/1/2030	1,000,000	1,020,232
AMT, 6.0%, 4/1/2035	600,000	662,460
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	948,528
AMT, 6.0%, 6/30/2054	3,000,000	3,120,825
AMT, 6.0%, 6/30/2059	1,000,000	1,063,352
New York, State Transportation Development Corp., Special Facilities Revenue, LaGuardia Airport C & D Redevelopment, AMT, 4.375%, 10/1/2045	1,700,000	1,603,978
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project:
Series A, AMT, 5.0%, 12/1/2034	105,000	111,225
Series A, AMT, 5.0%, 12/1/2036	275,000	288,482
AMT, 5.0%, 12/1/2041	1,525,000	1,583,677
New York, State Urban Development Corp., Personal Income Tax Revenue, Series E4, 3.0%, 3/15/2048	2,000,000	1,517,328
New York, State Urban Development, Empire State Development Corp., Sales Tax Revenue, Series A, 5.0%, 3/15/2054	2,000,000	2,081,830
New York, Suffolk Regional Off-Track Betting Co., 6.0%, 12/1/2053	1,000,000	1,015,440
New York, Transportation Development Corp. Special Facility Revenue, Series C, 5.0%, 12/1/2035	575,000	621,178
New York, Triborough Bridge & Tunnel Authority Real Estate Transfer Tax Revenue, Series A, 5.25%, 12/1/2054	2,000,000	2,121,396
New York, Triborough Bridge & Tunnel Authority Revenue, Series B, 2.85% (b), 12/1/2025, LOC: TD Bank NA	425,000	425,000
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels:
Series C, 5.0%, 5/15/2047	3,000,000	3,110,341
Series A, 5.0%, 5/15/2054	1,500,000	1,563,037
Series A-1, 5.25%, 11/15/2051	2,000,000	2,133,941
Series B, 5.25%, 5/15/2054	1,000,000	1,059,916
Series A, 5.5%, 11/15/2053	3,000,000	3,284,204
New York City, NY, General Obligation:
Series A, 5.0%, 8/1/2051	2,000,000	2,052,472
Series G-1, 5.25%, 2/1/2053	250,000	263,171
Series D, 5.25%, 4/1/2054	1,500,000	1,568,967
Series A-1, 5.5%, 8/1/2050	1,000,000	1,080,872

New York City, NY, Health & Hospital Corp., Health System Revenue, Series B, 2.68% (b), 12/7/2025, LOC: TD Bank NA	300,000	300,000
New York City, NY, Industrial Development Agency, Pilot Revenue, Yankee Stadium Project, Series A, 4.0%, 3/1/2045, INS: AG	1,000,000	954,772
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series AA, 5.0%, 6/15/2051	1,200,000	1,248,727
Series DD, 5.25%, 6/15/2047	2,000,000	2,127,281
Series AA-1, 5.25%, 6/15/2053	1,000,000	1,058,085
Series BB-1, 5.25%, 6/15/2054	2,000,000	2,112,011
Series BB, 5.25%, 6/15/2055	1,000,000	1,062,476
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A4, 2.85% (b), 12/1/2025, SPA: JPMorgan Chase Bank NA	300,000	300,000
Series A3, 3.0%, 5/1/2045	3,000,000	2,383,384
Series E, 5.0%, 11/1/2053	1,000,000	1,034,953
Series D, 5.25%, 5/1/2048	1,500,000	1,597,650
Series C, 5.25%, 5/1/2049	1,000,000	1,060,154
Series G-1, 5.25%, 5/1/2051	1,000,000	1,054,342
Series F-1, 5.25%, 2/1/2053	2,000,000	2,102,706
Series E, 5.5%, 11/1/2049	2,000,000	2,170,622
New York Counties, NY, Tobacco Trust IV, Series A, 5.0%, 6/1/2051	2,000,000	1,696,288
New York, NY, General Obligation:
Series B-1, 5.25%, 10/1/2043	1,000,000	1,070,677
Series C-1, 5.25%, 9/1/2050	1,000,000	1,050,051
Series D-1, 5.5%, 5/1/2044	285,000	306,358
Niagara County, NY, Frontier Transportation Authority, Buffalo Niagara International Airport:
Series A, AMT, 5.0%, 4/1/2037	335,000	344,823
Series A, AMT, 5.0%, 4/1/2038	600,000	615,523
Onondaga, NY, Civic Development Corp. Revenue, Le Moyne College Project:
Series B, 4.0%, 7/1/2039	325,000	316,122
Series B, 4.0%, 7/1/2040	290,000	276,796
5.0%, 7/1/2046	450,000	452,397
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, Series A, 5.7%, 1/1/2028 * (c)	1,400,000	700,000
Port Authority of New York & New Jersey:
Series 242, AMT, 5.0%, 12/1/2044	1,695,000	1,757,494
Series 248, 5.0%, 1/15/2055	2,000,000	2,114,029
Triborough, NY, Bridge & Tunnel Authority Sales Tax Revenue, Series A, 5.5%, 5/15/2063	1,885,000	2,000,875
Westchester County, NY, Local Development Corp., Westchester Medical Center Obligated Revenue, 5.75%, 11/1/2048, INS: AG	1,000,000	1,090,749
Western Nassau County, NY, Water Authority:
Series A, 4.0%, 4/1/2046	300,000	287,899
Series A, 4.0%, 4/1/2051	600,000	557,183
Yonkers, NY, Economic Development Corp., Educational Revenue, Charter School of Educational Excellence Project:
Series A, 5.0%, 10/15/2049	640,000	593,488
Series A, 5.0%, 10/15/2050	325,000	304,970
Series A, 5.0%, 10/15/2054	465,000	422,922
Yonkers, NY, General Obligation, Series F, 5.0%, 11/15/2038, INS: BAM	600,000	670,343
Yonkers, NY, Industrial Development Agency, New Community School Project, 4.0%, 5/1/2046	2,655,000	2,537,924
		156,306,786
Guam 1.2%
Guam, Antonio B. Won Pat International Airport Authority Revenue, Series A, AMT, 5.25%, 10/1/2042	400,000	419,009

Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
Series A, 5.0%, 7/1/2045	1,000,000	1,027,318
Series A, 5.0%, 1/1/2050	145,000	146,241
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	210,000	214,507
Series A, 5.0%, 10/1/2038	190,000	193,828
Series A, 5.0%, 10/1/2040	135,000	137,272
		2,138,175
Puerto Rico 1.3%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	415,135	383,876
Series A1, 4.0%, 7/1/2046	515,217	458,433
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2046	4,000,000	1,363,991
		2,206,300
Total Municipal Investments (Cost $166,560,306)		160,651,261

Underlying Municipal Bonds of Inverse Floaters (d) 3.2%
New York
New York, State Dormitory Authority, 5.5%, 3/15/2053 (e) (Cost $5,267,336)	5,000,000	5,431,474
Trust: New York, State Dormitory Authority, Series 2025-XM1316, 144A, 11.92%, 3/15/2033, Leverage Factor at purchase date: 4 to 1

	Shares	Value ($)

Closed-End Investment Companies 2.8%
Nuveen New York AMT-Free Quality Municipal Income Fund (Cost $4,319,535)	458,267	4,655,993

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $176,147,177)	101.0	170,738,728
Floating Rate Notes (d)	(2.2)	(3,750,000)
Other Assets and Liabilities, Net	1.2	2,030,210
Net Assets	100.0	169,018,938
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of November 30,
2025. Date shown reflects the earlier of demand date or stated maturity date.

(c)	Defaulted security or security for which income has been deemed uncollectible.
(d)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(e)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$166,082,735	$—	$166,082,735
Closed-End Investment Companies	4,655,993	—	—	4,655,993
Total	$4,655,993	$166,082,735	$—	$170,738,728

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DNYTF-PH1